Offerings	Jun. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0015 per share
Offering Note	This replacement registration statement is filed pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, or the Securities Act, and includes solely such indeterminate number of the registrant’s Class A ordinary shares, par value 0.0015 per share, in the form of debt, warrants, subscription rights, units or any combination thereof from time to time at indeterminate prices, with an initial aggregate public offering price of all of such securities not to exceed US$300,000,000, which were previously registered by the registrant on the expiring registration statement on Form F-3 (File No. 333-272916) initially filed on June 26, 2023, and declared effective on August 17, 2023, or 2023 F-3, and were not sold thereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of common shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, which permits the registration fee to be calculated on the basis of the maximum offering price of all of the securities to be offered.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt
Offering Note	This replacement registration statement is filed pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, or the Securities Act, and includes solely such indeterminate number of the registrant’s Class A ordinary shares, par value 0.0015 per share, in the form of debt, warrants, subscription rights, units or any combination thereof from time to time at indeterminate prices, with an initial aggregate public offering price of all of such securities not to exceed US$300,000,000, which were previously registered by the registrant on the expiring registration statement on Form F-3 (File No. 333-272916) initially filed on June 26, 2023, and declared effective on August 17, 2023, or 2023 F-3, and were not sold thereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of common shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, which permits the registration fee to be calculated on the basis of the maximum offering price of all of the securities to be offered.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	This replacement registration statement is filed pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, or the Securities Act, and includes solely such indeterminate number of the registrant’s Class A ordinary shares, par value 0.0015 per share, in the form of debt, warrants, subscription rights, units or any combination thereof from time to time at indeterminate prices, with an initial aggregate public offering price of all of such securities not to exceed US$300,000,000, which were previously registered by the registrant on the expiring registration statement on Form F-3 (File No. 333-272916) initially filed on June 26, 2023, and declared effective on August 17, 2023, or 2023 F-3, and were not sold thereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of common shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, which permits the registration fee to be calculated on the basis of the maximum offering price of all of the securities to be offered.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription rights
Offering Note	This replacement registration statement is filed pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, or the Securities Act, and includes solely such indeterminate number of the registrant’s Class A ordinary shares, par value 0.0015 per share, in the form of debt, warrants, subscription rights, units or any combination thereof from time to time at indeterminate prices, with an initial aggregate public offering price of all of such securities not to exceed US$300,000,000, which were previously registered by the registrant on the expiring registration statement on Form F-3 (File No. 333-272916) initially filed on June 26, 2023, and declared effective on August 17, 2023, or 2023 F-3, and were not sold thereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of common shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, which permits the registration fee to be calculated on the basis of the maximum offering price of all of the securities to be offered.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	This replacement registration statement is filed pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, or the Securities Act, and includes solely such indeterminate number of the registrant’s Class A ordinary shares, par value 0.0015 per share, in the form of debt, warrants, subscription rights, units or any combination thereof from time to time at indeterminate prices, with an initial aggregate public offering price of all of such securities not to exceed US$300,000,000, which were previously registered by the registrant on the expiring registration statement on Form F-3 (File No. 333-272916) initially filed on June 26, 2023, and declared effective on August 17, 2023, or 2023 F-3, and were not sold thereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of common shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, which permits the registration fee to be calculated on the basis of the maximum offering price of all of the securities to be offered.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, the statutory rate of $0.00011020 in effect at the time of filing 2023 F-3.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-272916
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-272916
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-272916
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-272916
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-272916
Carry Forward Initial Effective Date	Aug. 17, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-272916
Carry Forward Initial Effective Date	Aug. 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,060.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $300,000,000 of unsold securities that were previously registered on the 2023 F-3. The registrant carried forward the previously paid filing fee of $33,060 for $300,000,000 of unsold securities that had been previously registered on the 2023 F-3, which fee will continue to be applied to such unsold securities included in this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement. If the registrant sells any of such unsold securities pursuant to the 2023 F-3 after the date of filing, and prior to the date of effectiveness, of this registration statement, the registrant will file a pre-effective amendment to this registration statement which will reduce the number of such unsold securities included on this registration statement.